Shareholder Report, Average Annual Return (Details) 74200171800_George Putnam Balanced Fund_Class R6_TSR Annual {Class R6}		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		15.35%	8.66%	10.69%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		19.60%	11.82%	14.56%
George Putnam Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		George Putnam Blended Index
Average Annual Return, Percent	[1]	12.72%	7.73%	9.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.71%	(0.40%)	1.35%

[1]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.